As filed with the Securities and Exchange Commission on December 5, 2016

Securities Act File No. 333-129930
Investment Company Act File No. 811-21836

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 38	[X]

(Check appropriate box or boxes)

INDEX FUNDS
 (Exact Name of Registrant as Specified in its Charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
  (Address of Principal Executive Offices)

  Registrant’s Telephone Number, including Area Code: 800-788-5680

Michael G. Willis
 1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
  (Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
David Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On January 4, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 33 to its Registration Statement until January 4, 2017. Parts A, B and C of Registrant’s Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, filed on October 7, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Johannesburg, and the Country of South Africa on the 5th day of December, 2016.

INDEX FUNDS

By:	/s/ Michael Willis

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 5th day of December, 2016.

Name	Title

/s/ Michael Willis	Trustee and President
Michael Willis

/s/ Lance J. Baller*	Trustee
Lance J. Baller

/s/ Lance Coles*	Trustee
Lance Coles

/s/ Kevin J. Trigueiro*	Trustee
Kevin J. Trigueiro

*By: /s/ Michael Willis
Attorney-in-fact

*	Pursuant to Power of Attorney.